Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Accounting Policies [Line Items]
Income Tax rate settlement	50.00%
Series C Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Deferred offering costs	$ 0.1